Debt - LG IP Credit Facility - Narrative (Details) - Secured Debt - LG IP Credit Facility - Line of Credit $ in Thousands	1 Months Ended
Sep. 30, 2024 USD ($)
Debt Instrument [Line Items]
Periodic payment, principal	$ 11,375
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)	7.10%